[INVESCO ICON]|INVESCO Funds Group, Inc.(R)
                                        |4350 South Monaco Street
                                        |Denver, Colorado 80237
                                        |
                                        |INVESCO Distributors, Inc., Distributor



August 13, 2003



Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO COMBINATION STOCK & Bond Funds, Inc.
      1933 Act No. 033-69904
      1940 Act No. 811-8066
      CIK No. 0000913126

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497j), INVESCO Combination Stock & Bond Funds, Inc. (the "Company"), hereby submits for filing on EDGAR this certification that the definitive forms of its Investor Class, Class A, B, C, and K Prospectus, Balanced Fund - Institutional Class Prospectus, and Statement of Additional Information for filing under Rule 497(j) do not differ from that contained in the Post-Effective Amendment No. 23 under the 1933 Act to the Company's Registration Statement, which was electronically filed pursuant to Rule 485(b) on August 12, 2003 and became effective August 12, 2003.

If you have any questions or comments, please contact Misty Russell at (720) 624-0649 or the undersigned at (720) 624-6243.

Sincerely,


/s/ Tane T. Tyler
-----------------
Tane T. Tyler
Vice President and
Assistant General Counsel

TTT/lm